Net Loss per Share Attributable to the Company (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share attributable to the Company.

	Year ended December 31,
	2022	2021	2020
Numerator
Net loss attributable to the Company - basic	$(1,862,655)	$(110,954)	$(126,715)
Net loss attributable to the Company - diluted	$(1,862,655)	$(110,954)	$(126,715)
Denominator
Weighted average shares – basic	60,519,640	60,309,384	60,309,366
Weighted average shares – diluted	60,519,640	60,309,384	60,309,366
Net loss per share attributable to the Company
Basic	$(30.78)	$(1.84)	$(2.10)
Diluted	$(30.78)	$(1.84)	$(2.10)